BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total borrowings
2026	$1,121	$73	$174	$—	$1,368
2027	3,229	807	356	—	4,392
2028	1,675	1,328	3,376	—	6,379
2029	6,087	3,023	1,288	—	10,398
2030	194	825	4,257	1,330	6,606
Thereafter	2,848	2,735	9,566	—	15,149
Total - principal repayments	$15,154	$8,791	$19,017	$1,330	$44,292
Deferred financing costs and other accounting adjustments	(195)	(121)	(222)	(5)	(543)
Total - December 31, 2025	$14,959	$8,670	$18,795	$1,325	$43,749
Total - December 31, 2024	$15,800	$7,736	$13,184	$2,142	$38,862
The following table summarizes the weighted average interest rates and terms of non-recourse borrowings in subsidiaries of the partnership as at December 31, 2025 and 2024:

	Weighted average rate (%)		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2025	2024	2025	2024	2025	2024
Business services	8.0%	8.1%	7.0	8.5	$14,959	$15,805
Industrials	7.3%	8.0%	5.4	4.8	18,795	13,179
Infrastructure services	6.5%	7.0%	4.3	4.4	8,670	7,736
Total	7.4%	7.8%	5.8	6.3	$42,424	$36,720
The partnership enters into interest rate derivatives to mitigate the risk of interest rate movements on its floating rate debt instruments. Refer to Note 26 and Note 27 for additional information on the partnership’s interest rate derivatives and financial risk management. As at December 31, 2025, the weighted average interest rate of the partnership’s total non-recourse borrowings including the effect of interest rate derivatives was 7.3%.
The following table summarizes the non-recourse borrowings in subsidiaries of the partnership by currency as at December 31, 2025 and 2024:

(US$ MILLIONS, except as noted)	2025	Local currency		2024	Local currency
U.S. dollars	$21,813		$21,813	$17,633		$17,633
Euros	8,533		€7,264	6,653		€6,426
Australian dollars	5,586	A$	8,371	6,350	A$	10,261
Brazilian reais	4,512	R$	24,832	3,896	R$	24,123
Canadian dollars	897	C$	1,231	899	C$	1,294
Indian rupees	543	INR	48,894	809	INR	69,184
Other	540			480
Total	$42,424			$36,720